UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Series Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Tax-Free Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 97.07%				$492,778,304
(Cost $442,824,763)

Alabama 0.42%				2,153,300
Birmingham Special Care Facilities Financing Authority,
Children’s Hospital	6.125%	06/01/34	$2,000,000	2,153,300

Arizona 3.31%				16,794,552
Arizona Health Facilities Authority,
Phoenix Memorial Hospital (H)	8.200	06/01/21	2,150,000	22
Maricopa County Pollution Control Corp.,
El Paso Electric Company Project, Series B	7.250	04/01/40	1,000,000	1,154,660
Phoenix Civic Improvement Corp. District, Series B
(Zero Coupon Steps up to 5.500% on 7-1-13) (D)	Zero	07/01/28	1,000,000	1,001,810
Salt River Project Agricultural Improvement & Power District
Electric System, Electric, Power & Light Revenues, Series A	5.000	01/01/33	7,000,000	7,602,840
Salt River Project Agricultural Improvement & Power District
Electric System, Electric, Power & Light Revenues, Series A	5.000	01/01/38	2,500,000	2,695,300
Salt River Project Agricultural Improvement & Power District
Electric System, Electric, Power & Light Revenues, Series A	5.000	01/01/39	4,000,000	4,339,920

California 16.78%				85,198,069
Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls	Zero	01/15/25	5,000,000	1,908,450
Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/19	30,000,000	24,753,600
Los Angeles Department of Water & Power,
Electric, Power & Light Revenues, Series A	5.000	07/01/39	3,490,000	3,747,876
M-S-R Energy Authority,
Natural Gas Revenue, Series B	7.000	11/01/34	2,500,000	3,071,175
Madera County Certificates of Participation (D)	6.500	03/15/15	13,185,000	14,290,430
San Bernardino County,
Medical Center Financing Project	5.500	08/01/22	2,500,000	2,781,800
San Bernardino County,
Medical Center Financing Project, Series B (D)	5.500	08/01/17	8,195,000	8,594,588
San Diego Redevelopment Agency,
City Heights, Series A	5.750	09/01/23	25,000	25,017
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/14	5,000,000	4,855,800
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/17	4,900,000	4,344,193
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity	Zero	01/01/20	2,000,000	1,581,700
San Joaquin Hills Transportation Corridor Agency,
Highway Revenue Tolls, Series A	5.650	01/15/17	10,000,000	9,639,500
Santa Ana Financing Authority,
Police Administration & Holdings Facility, Series A (D)	6.250	07/01/19	2,000,000	2,383,680
State of California,
Highway Improvements	5.500	03/01/40	3,000,000	3,220,260

Colorado 3.67%				18,650,929
Colorado Springs Utilities Revenue, Series C	5.250	11/15/42	2,825,000	3,094,590
Denver, Colorado City & County Airport Revenue, Series A	5.250	11/15/36	5,000,000	5,334,100
E-470 Public Highway Authority,
Highway Revenue Tolls, Prerefunded to 9-1-10, Series B	Zero	09/01/34	7,000,000	1,151,220

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Colorado (continued)
E-470 Public Highway Authority,
Highway Revenue Tolls, Series B1(D)	5.500%	09/01/24	$2,000,000	$2,060,680
Northwest Parkway Public Highway Authority,
Highway Revenue Tolls, Prerefunded to 6-15-11, Series D	7.125	06/15/41	2,865,000	3,063,774
Public Authority for Colorado Energy,
Natural Gas Revenue	6.250	11/15/28	3,500,000	3,946,565

Connecticut 0.64%				3,261,300
Connecticut State Health & Educational Facility Authority,
Yale University, Series Z3	5.050	07/01/42	3,000,000	3,261,300

District of Columbia 4.19%				21,277,421
District of Columbia	6.500	05/15/33	5,000,000	4,810,350
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls (D)	Zero	10/01/33	6,565,000	1,801,961
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls (D)	Zero	10/01/35	6,470,000	1,557,070
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls (D)	Zero	10/01/36	7,250,000	1,631,830
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series A	5.250	10/01/44	4,500,000	4,808,025
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series C (Zero Coupon Steps up to
6.500% on 10-1-16) (D)	Zero	10/01/41	1,750,000	1,364,685
Metropolitan Washington DC Airports Authority, Series C	5.125	10/01/39	5,000,000	5,303,500

Florida 5.71%				29,002,054
Bonnet Creek Resort Community Development District	7.250	05/01/18	1,000,000	946,010
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,500,000	1,348,455
Capital Projects Finance Authority,
College & University Revenue, Series G	9.125	10/01/11	800,000	809,560
Capital Trust Agency,
Seminole Tribe Convention, Prerefunded to 10-1-12, Series A
(S)	8.950	10/01/33	3,000,000	3,542,460
Crossings at Fleming Island Community Development District,
Recreations Facilities Improvements, Series C	7.100	05/01/30	1,000,000	1,002,560
Hernando County, Criminal Justice (D)	7.650	07/01/16	500,000	614,760
Miami-Dade County Aviation Revenue,
Miami International Airport, Series A	5.500	10/01/36	3,250,000	3,474,998
Miami-Dade County Aviation Revenue,
Miami International Airport , Series A-1	5.375	10/01/41	3,000,000	3,136,470
Miami-Dade County Water & Sewer Revenue,
Water Revenue	5.000	10/01/34	3,000,000	3,185,400
Miami-Dade County Aviation Revenue, Series B	5.000	10/01/41	3,500,000	3,513,615
Orange County School Board,
School Improvements, Series A (D)	Zero	08/01/13	5,000,000	4,800,350
Orlando Utilities Commission,
Electric, Power & Light Revenues, Escrowed to Maturity,
Series D	6.750	10/01/17	2,200,000	2,627,416

Georgia 2.37%				12,053,839
Atlanta Tax Allocation,
Eastside Project, Series B	5.600	01/01/30	1,000,000	1,015,120
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Y (D)	6.500	01/01/17	145,000	172,520

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Georgia (continued)
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Escrowed to Maturity,
Series Z (D)	5.500%	01/01/20	$150,000	$171,818
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Prerefunded to 1-1-14,
Series 2005 (D)	6.500	01/01/17	60,000	71,643
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series BB	5.700	01/01/19	980,000	1,132,586
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series C (D)	5.700	01/01/19	4,895,000	5,695,822
Georgia Municipal Electric Authority,
Electric, Power & Light Revenues, Series EE (D)	7.250	01/01/24	2,000,000	2,729,080
Monroe County Development Authority,
Oglethorpe Power Corp., Series A	6.800	01/01/12	1,000,000	1,065,250

Illinois 3.70%				18,780,681
Chicago Board of Education, Series A (D)	5.500	12/01/30	3,650,000	4,248,819
Chicago Tax Increment Revenue,
Pilsen Redevelopment, Series B	6.750	06/01/22	3,000,000	3,045,090
Illinois Development Finance Authority,
Edison Project (D)	5.850	01/15/14	3,000,000	3,346,770
Illinois Finance Authority,
Rush University Medical Center, Series A	7.250	11/01/38	1,500,000	1,721,715
Lake County Community Consolidated School District No: 24
(D)	Zero	01/01/22	2,440,000	1,480,055
Round Lake Lakewood Grove Special Service Area No: 1,
Prerefunded to 3-1-13	6.700	03/01/33	1,000,000	1,144,760
Will County Community Unit School District No: 365 (D)	Zero	11/01/21	5,780,000	3,793,472

Indiana 0.66%				3,355,440
Indiana Finance Authority,
Duke Energy, Series B	6.000	08/01/39	3,000,000	3,355,440

Kentucky 2.02%				10,244,168
Kentucky Economic Development Finance Authority,
Louisville Arena, Series A-1 (D)	6.000	12/01/33	1,000,000	1,099,210
Kentucky Economic Development Finance Authority,
Norton Healthcare, Prerefunded to 10-1-13, Series C (D)	6.100	10/01/21	1,770,000	2,059,961
Kentucky Economic Development Finance Authority,
Norton Healthcare, Series C (D)	6.100	10/01/21	3,230,000	3,443,697
Kentucky State Property & Buildings Commission,
Project No: 93 (D)	5.250	02/01/29	3,250,000	3,641,300

Louisiana 0.52%				2,614,300
Louisiana Local Government Environmental Facilities,
Westlake Chemical Corp. Projects	6.750	11/01/32	2,500,000	2,614,300

Massachusetts 6.71%				34,058,508
Commonwealth of Massachusetts, Series C D)	5.500	12/01/24	8,000,000	10,326,480
Massachusetts Bay Transportation Authority,
Sales Tax Revenue, Series A-2	Zero	07/01/26	13,595,000	6,917,000
Massachusetts Health & Educational Facilities Authority,
Civic Investments, Prerefunded to 12-15-12, Series B	9.200	12/15/31	3,500,000	4,218,235
Massachusetts Health & Educational Facilities Authority,
Partners HealthCare, Series C	5.750	07/01/32	85,000	86,989

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Massachusetts (continued)
Massachusetts State Department of Transportation,
Highway Revenue Tolls	5.000%	01/01/37	$5,000,000	$5,278,250
Massachusetts Water Pollution Abatement, Series A	6.375	02/01/15	75,000	75,379
Massachusetts Water Resources Authority,
Water Revenue, Series A	5.000	08/01/40	6,500,000	7,156,175

Michigan 0.23%				1,178,090
Detroit Water Supply System Revenue,
Water Revenue, Second Lien, Series B (D)	7.000	07/01/36	1,000,000	1,178,090

Missouri 0.62%				3,122,229
Fenton Tax Increment Revenue,
Public Improvements, Prerefunded to 10-1-11	7.000	10/01/21	955,000	1,029,289
Missouri State Health & Educational Facilities Authority,
Children's Mercy Hospital	5.625	05/15/39	2,000,000	2,092,940

Nebraska 1.30%				6,586,264
Central Plains Energy Project Revenue,
Natural Gas Revenue, Series A	5.250	12/01/20	4,970,000	5,162,488
Omaha Public Power District,
Electric, Power & Light Revenues, Escrowed to Maturity,
Series B	6.200	02/01/17	1,200,000	1,423,776

New Hampshire 0.25%				1,287,500
New Hampshire Health & Education Facilities Authority,
Exeter Project	6.000	10/01/24	1,250,000	1,287,500

New Jersey 4.67%				23,682,034
New Jersey Health Care Facilities Financing Authority,
Care Institution, Inc. Cherry Hill Project	8.000	07/01/27	1,120,000	1,126,698
New Jersey State Turnpike Authority,
Highway Revenue Tolls, Series I	5.000	01/01/35	3,750,000	4,012,350
New Jersey State Turnpike Authority, Series E	5.250	01/01/40	4,500,000	4,855,320
Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06/01/43	4,000,000	4,624,600
Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.750	06/01/39	5,000,000	5,848,950
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,420,000	3,214,116

New York 13.62%				69,128,246
Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.000	07/15/30	2,500,000	2,622,125
Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.250	07/15/40	2,000,000	2,137,400
New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03/01/15	2,000,000	2,005,600
New York City Industrial Development Agency,
Terminal One Group Association Project AMT (P)	5.500	01/01/24	1,500,000	1,560,945
New York City Municipal Water Finance Authority,
Water Revenue, Series 2009-EE	5.250	06/15/40	3,000,000	3,305,790
New York City Municipal Water Finance Authority,
Water Revenue, Series GG-1	5.000	06/15/39	10,000,000	10,719,000
New York City Transitional Finance Authority,
Government Fund/Grant Revenue, Series S-4	5.500	01/15/39	2,995,000	3,375,365
New York City Transitional Finance Authority,
Income Tax Revenue, Series A (Zero Coupon Steps up to
14.000% on 11-1-11)	Zero	11/01/29	5,000,000	4,946,750

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity
		date	Par value
	Rate			Value

New York (continued)
New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.250%	01/15/39	$3,000,000	$3,268,890
New York City Transitional Finance Authority,
Income Tax Revenue, Series S-3	5.375	01/15/34	2,000,000	2,213,420
New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10/01/35	3,500,000	3,681,860
New York State Dormitory Authority,
College & University Revenue, Series B	7.500	05/15/11	145,000	151,943
New York State Dormitory Authority,
Income Tax Revenue, Series A	5.000	02/15/39	2,500,000	2,688,950
New York State Dormitory Authority,
State University Education Facilities, Series A	5.500	05/15/19	1,000,000	1,189,470
New York State Housing Finance Agency,
College & University Revenue, Escrowed to Maturity, Series A	8.000	05/01/11	475,000	488,561
Port Authority of New York & New Jersey,
144th Construction Project	5.000	10/01/29	3,500,000	3,813,355
Port Authority of New York & New Jersey,
5th Installment Special Project AMT	6.750	10/01/19	8,700,000	8,588,727
Triborough Bridge & Tunnel Authority,
Highway Revenue Tolls	5.000	11/15/33	9,025,000	9,698,355
Westchester Tobacco Asset Securitization Corp.,
Public Improvements, Prerefunded to 7-15-17	6.950	07/15/39	2,000,000	2,671,740

Ohio 0.94%				4,786,355
Buckeye Ohio Tobacco Settlement Financing Authority,
Series A-2	5.125	06/01/24	4,330,000	3,691,715
Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250	11/01/32	1,000,000	1,094,640

Oklahoma 0.40%				2,050,320
Tulsa Municipal Airport Trust Trustees, Series A AMT (P)	7.750	06/01/35	2,000,000	2,050,320

Oregon 1.38%				6,979,907
Clackamas County School District No. 12, Series B,
(Zero Coupon Steps up to 5.000% on 6-15-11) (D)	Zero	06/15/28	5,630,000	5,880,479
Western Generation Agency,
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,100,000	1,099,428

Pennsylvania 3.61%				18,338,600
Allegheny County Hospital Development Authority,
West Penn Health Systems, Series A	5.000	11/15/28	3,500,000	2,776,270
Allegheny County Redevelopment Authority,
Pittsburgh Mills Project	5.600	07/01/23	1,000,000	967,060
Carbon County Industrial Development Authority,
Panther Creek Partners Project AMT	6.700	05/01/12	4,960,000	4,991,197
Luzerne County Industrial Development Authority,
Amern Water Company	5.500	12/01/39	1,000,000	1,057,070
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	882,000
Philadelphia Authority for Industrial Development,
Commerical Development AMT	7.750	12/01/17	3,250,000	3,254,323
Philadelphia School District, Series E	6.000	09/01/38	4,000,000	4,410,680

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Puerto Rico 4.17%				$21,189,171
Commonwealth of Puerto Rico,
Income Tax Revenue (D)(P)	10.852%	07/01/11	$4,900,000	5,264,070
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)	6.000	07/01/11	200,000	$209,688
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue (D)(P)	11.026	07/01/11	3,300,000	3,619,703
Puerto Rico Public Buildings Authority,
Government Facilities, Series P	6.750	07/01/36	3,000,000	3,419,220
Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	4,000,000	3,452,640
Puerto Rico Sales Tax Financing Corp. Authority,
Sales Tax Revenue, Series C	5.250	08/01/41	5,000,000	5,223,850

Rhode Island 0.18%				904,356
Town of Tiverton,
Mount Hope Bay Village, Series A	6.875	05/01/22	900,000	904,356

South Carolina 3.71%				18,812,456
Richland County,
International Paper Company AMT	6.100	04/01/23	3,325,000	3,417,136
South Carolina State Public Service Authority,
Santee Cooper, Series A	5.500	01/01/38	6,000,000	6,699,720
South Carolina State Public Service Authority,
Santee Cooper, Series E	5.000	01/01/40	8,000,000	8,695,600

South Dakota 0.99%				5,030,500
Educational Enhancement Funding Corp., Series B	6.500	06/01/32	5,000,000	5,030,500

Texas 8.06%				40,920,652
Austin Electric Utility System Revenue, Series A	5.000	11/15/40	2,500,000	2,624,200
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	1,000,000	1,108,760
Brazos River Authority,
TXU Energy Company, Series A AMT	8.250	10/01/30	2,000,000	970,020
Dallas Waterworks & Sewer System Revenue	5.000	10/01/35	5,000,000	5,472,200
Harris County,
Highway Revenue Tolls, Series C	5.000	08/15/49	5,000,000	5,201,550
Houston Independent School District Public Financing Corp.,
Cesar Chavez Project, Series A (D)	Zero	09/15/16	900,000	788,742
Lower Colorado River Authority,	5.625	05/15/39	4,000,000	4,387,320
Lower Colorado River Authority,
Electric, Power & Light Revenues	5.000	05/15/40	5,000,000	5,254,750
Mission Economic Development Corp.,
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,000,000	1,009,250
North Texas Tollway Authority,
Highway Revenue Tolls, Series K-2	6.000	01/01/38	4,000,000	4,375,040
North Texas Tollway Authority, Series A	6.000	01/01/25	3,000,000	3,400,320
Texas Municipal Power Agency Revenue	5.000	09/01/40	6,000,000	6,328,500

Utah 0.15%				736,213
Salt Lake City,
IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125	05/15/15	635,000	736,213

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Washington 0.38%				$1,943,280
Washington Public Power Supply Systems,
Electric, Power & Light Revenues, Series B	7.125%	07/01/16	$1,500,000	1,943,280

West Virginia 0.60%				3,030,000
West Virginia State Hospital Finance Authority,
Charleston Medical Center, Prerefunded to 9-1-10	Zero	09/01/22	600,000	606,000
West Virginia State Hospital Finance Authority,
Charleston Medical Center, Prerefunded to 9-1-10	6.750	09/01/22	2,400,000	2,424,000

Wisconsin 0.45%				2,274,500
State of Wisconsin, Series A	5.750	05/01/33	2,000,000	2,274,500

Wyoming 0.66%				3,353,070
Campbell County Solid Waste Facilites Revenue,
Basin Electric Power Company, Series A	5.750	07/15/39	3,000,000	3,353,070

Corporate Bonds 1.31%				$6,666,363
(Cost $6,786,899)

Diversified Financial Services 0.68%				3,484,023
Municipal Mortgage & Equity, LLC (S)	7.500	06/30/49	$3,786,899	3,484,023

Thrifts & Mortgage Finance 0.63%				3,182,340
Charter MAC Equity Issuer Trust, Series A-4-1 (S)	5.750	05/15/15	3,000,000	3,182,340

Short-Term Investments 0.44%				$2,208,000
(Cost $2,208,000)

			Par value	Value
Repurchase Agreement 0.44%				2,208,000
Repurchase Agreement with State Street Corp. dated 8-31-10 at
0.010% to be repurchased at $2,208,001 on 9-1-10, collateralized by $2,245,000 Federal Home Loan Bank, 2.500% due 4-6-15
(valued at $2,256,225, including interest)			2,208,000	2,208,000

Total investments (Cost $451,819,662)† 98.82%				$501,652,667

Other assets and liabilities, net 1.18%				$6,001,724

Total net assets 100.00%				$507,654,391

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

(D) Bond is insured by one of the following companies:

Insurance coverage	As a % of total investments
Assured Guaranty Corp.	4.37%
Ambac Financial Group, Inc.	3.61%
Financial Guaranty Insurance Company	1.17%
National Public Finance Guarantee Insurance Corp.	10.65%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

John Hancock Tax-Free Bond Fund
As of 8-31-10 (Unaudited)

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $449,299,857. Net unrealized appreciation aggregated $52,352,810, of which $56,401,586 related to appreciated investment securities and $4,048,776 related to depreciated investment securities.

The portfolio had the following sector composition as a percentage of total net assets on 8-31-10:

General Obligation Bonds	3%
Revenue Bonds
Transportation	17%
Power	11%
Airport	8%
Education	8%
Water & Sewer	7%
Health Care	7%
Utilities	5%
Development	4%
Pollution	3%
Tobacco	2%
Facilities	1%
Other Revenue	21%
Short-Term Investments & Other	3%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the three month period ended August 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.

520Q1 8/10
10/10

John Hancock

MUTUAL FUNDS

John Hancock High Yield Municipal Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2010

High Yield Municipal Bond Fund

As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Municipal Bonds 96.15%				$300,644,342
(Cost $272,630,655)

Alabama 2.02%				6,302,960
Birmingham Special Care Facilities Financing Authority,
Children’s Hospital	6.125%	06/01/34	$2,000,000	2,153,300
Courtland Industrial Development Board,
International Paper Company Project, Series A AMT	5.200	06/01/25	2,000,000	1,981,560
Selma Industrial Development Board,
Gulf Opportunity Zone, Series A	6.250	11/01/33	2,000,000	2,168,100

Arizona 2.72%				8,509,690
Maricopa County Industrial Development Authority,
Catholic Healthcare West, Series A	6.000	07/01/39	3,000,000	3,245,250
Maricopa County Pollution Control Corp.,
El Paso Electric Co. Project, Series B	7.250	04/01/40	2,000,000	2,309,320
Maricopa County Pollution Control Corp.,
Public Service Palo Verde, Series A	6.250	01/01/38	1,000,000	1,049,580
Salt Verde Financial Corp.,
Gas Revenues	5.000	12/01/37	2,000,000	1,905,540

California 7.67%				23,981,479
California State Public Works Board,
California State University, Series D	6.250	04/01/34	1,000,000	1,074,770
California Statewide Communities Development Authority,
Thomas Jefferson School of Law, Series A	7.250	10/01/38	1,000,000	1,045,550
Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls	Zero	01/15/36	4,000,000	691,280
Foothill Eastern Transportation Corridor Agency,
Highway Revenue Tolls, Escrowed to Maturity, Series A	Zero	01/01/18	7,950,000	6,815,853
Golden State Tobacco Securitization Corp., Series A-1	4.500	06/01/27	6,405,000	5,774,300
M-S-R Energy Authority,
Natural Gas Revenue, Series A	6.500	11/01/39	1,500,000	1,740,825
M-S-R Energy Authority,
Natural Gas Revenue, Series B	7.000	11/01/34	1,500,000	1,842,705
San Bernardino County,
Medical Center Financial Project, Series B (D)	5.500	08/01/17	2,245,000	2,354,466
Southern California Public Power Authority,
Natural Gas Revenue, Series A	5.250	11/01/26	1,500,000	1,568,310
State of California,
Highway Improvements	5.500	03/01/40	1,000,000	1,073,420

Colorado 2.57%				8,035,197
Colorado Health Facilities Authority,
Christian Living Community Project, Series A	9.000	01/01/34	750,000	812,498
Colorado Health Facilities Authority,
Christian Living Community Project, Series A	5.750	01/01/26	1,000,000	965,360
E-470 Public Highway Authority,
Highway Revenue Tolls, Prerefunded to 9-1-10, Series B	Zero	09/01/35	15,700,000	2,392,994
Public Authority for Colorado Energy,
Natural Gas Revenue	6.250	11/15/28	2,500,000	2,818,975
Regional Transportation District,
Denver Transit Partners	6.000	01/15/41	1,000,000	1,045,370

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Connecticut 0.53%				$1,656,435
Hamden Facility Revenue,
Whitney Center Project, Series A	7. 750%	01/01/43	$1,500,000	1,656,435

District of Columbia 1.25%				3,894,158
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series A	Zero	10/01/37	4,000,000	773,480
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series B	Zero	10/01/39	4,600,000	781,218
Metropolitan Washington DC Airports Authority,
Highway Revenue Tolls, Series C (Zero Coupon Steps up to
6.500% on 10-1-16) (D)	Zero	10/01/41	3,000,000	2,339,460

Florida 7.62%				23,832,265
Bonnet Creek Resort Community Development District	7.375	05/01/34	1,055,000	948,413
Bonnet Creek Resort Community Development District	7.250	05/01/18	1,445,000	1,366,985
Capital Projects Finance Authority,
College & University Revenue, Series G	9.125	10/01/11	875,000	885,456
Capital Trust Agency,
Seminole Tribe Convention, Prerefunded to 10-01-12, Series A
(S)	8.950	10/01/33	1,000,000	1,180,820
Crossings at Fleming Island Community Development District,
Recreations Facilities Improvments, Series C	7.100	05/01/30	1,000,000	1,002,560
Heritage Harbour North Community Development District	6.375	05/01/38	1,245,000	1,087,632
Live Oak Community Development District No: 1, Series A	6.300	05/01/34	1,000,000	1,028,480
Miami Beach Health Facilities Authority,
Mt. Sinai Medical Center, Series A	6.125	11/15/11	390,000	392,543
Miami-Dade County Aviation Revenue,
Miami International Airport, Series A	5.500	10/01/36	2,000,000	2,138,460
Miami-Dade County Aviation Revenue,
Miami International Airport, Series A AMT (D)	5.000	10/01/38	2,000,000	1,958,540
Miami-Dade County Aviation Revenue,
Miami International Airport, Series A-1	5.500	10/01/41	1,100,000	1,160,929
Orlando Urban Community Development District,
Electric Light & Power Improvements	6.250	05/01/34	1,000,000	909,490
Orlando Urban Community Development District,
Electric Light & Power Improvements	6.000	05/01/20	595,000	552,458
Pensacola Airport Revenue AMT	6.000	10/01/28	2,000,000	2,173,100
Poinciana Community Development District,
Sewer Improvements, Series A	7.125	05/01/31	1,180,000	1,180,307
South Kendall Community Development District, Series A	5.900	05/01/35	930,000	922,747
Tolomato Community Development District	6.650	05/01/40	1,000,000	745,040
Tolomato Community Development District No: 8	6.450	05/01/23	1,000,000	821,850
Village Community Development District	6.375	05/01/38	890,000	911,271
Village Community Development District No 8	6.125	05/01/39	1,000,000	1,023,690
Village Community Development District No: 5, Series A	6.500	05/01/33	1,385,000	1,441,494

Georgia 7.02%				21,943,694
Altanta Water & Waste Water Revenue, Series A (D)	5.500	11/01/27	1,500,000	1,732,650
Atlanta Tax Allocation,
Eastside Project, Series B	5.600	01/01/30	1,500,000	1,522,680
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/28	1,000,000	1,130,840
Atlanta Water & Waste Water Revenue, (D)	5.000	11/01/19	10,000,000	10,876,000
Atlanta Water & Waste Water Revenue, Series A	6.000	11/01/20	1,000,000	1,212,550

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Georgia (continued)
Clayton County Development Authority,
Delta Air Lines AMT	9.000%	06/01/35	$1,000,000	$1,075,290
Gainesville & Hall County Development Authority,
ACTS Retirement-Life Communities, Inc., Series A-2	6.625	11/15/39	1,100,000	1,171,984
Marietta Development Authority,
Life University, Inc. Project	7.000	06/15/30	1,500,000	1,527,660
Municipal Electric Authority of Georgia,
Electric, Power & Light Revenues, Series D	5.500	01/01/26	1,500,000	1,694,040

Guam 0.71%				2,230,580
Guam Government, Series A	7.000	11/15/39	2,000,000	2,230,580

Hawaii 0.37%				1,159,690
Hawaii State Department of Budget & Finance,
15 Craigside Place Project, Series A	9.000	11/15/44	1,000,000	1,159,690

Illinois 1.70%				5,326,400
Chicago Tax Increment Revenue,
Pilsen Redevelopment, Series B	6.750	06/01/22	2,000,000	2,030,060
Illinois Development Finance Authority, Series C1 (P)	5.950	08/15/26	1,000,000	1,000,720
Illinois Finance Authority,
Rush University Medical Center, Series A	7.250	11/01/38	2,000,000	2,295,620

Indiana 1.66%				5,173,773
Crown Point Economic Development Revenue,
Wittenberg Village Project, Series A	8.000	11/15/39	1,250,000	1,273,350
Indiana Finance Authority,
Duke Energy, Series B	6.000	08/01/39	1,000,000	1,118,480
Indiana Finance Authority,
U.S. Steel Corp.	6.000	12/01/26	2,000,000	2,116,740
St. Joseph County,
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/26	230,000	221,163
St. Joseph County,
Holy Cross Village at Notre Dame Project, Series A	6.000	05/15/38	475,000	444,040

Iowa 0.40%				1,243,235
Altoona Urban Renewal Tax Increment Revenue	6.000	06/01/34	1,000,000	1,056,930
Iowa Finance Authority,
Care Initiatives Project, Prerefunded to 07-11-11	9.250	07/01/25	170,000	186,305

Kansas 0.83%				2,600,145
Wyandotte County-Kansas City Unified Government,
Sales Tax Revenue, Series B	Zero	06/01/21	4,500,000	2,600,145

Kentucky 1.04%				3,247,870
Kentucky Economic Development Finance Authority,
Owensboro Medical Health System	6.500	03/01/45	2,000,000	2,147,600
Owen County Kentucky Waterworks System Revenue,
Amern Water Company Project, Series A	6.250	06/01/39	1,000,000	1,100,270

Louisiana 1.80%				5,628,285
Louisiana Local Government Environmental Facilities,
Westlake Chemical Corp. Projects	6.750	11/01/32	3,000,000	3,137,160
St. John Baptist Parish Revenue,
Marathon Oil Corp., Series A	5.125	06/01/37	2,500,000	2,491,125

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Maryland 1.38%				$4,303,470
Baltimore County,
East Baltimore Research Park, Series A	7.000%	09/01/38	$1,000,000	1,035,850
Maryland Economic Development Corp.,
Potomac Electric Power Company	6.200	09/01/22	2,000,000	2,369,840
Prince Georges County,
Victoria Falls Project	5.250	07/01/35	1,000,000	897,780

Massachusetts 2.34%				7,325,460
Massachusetts Development Finance Agency,
Dominion Energy Brayton Point AMT (P)	5.000	02/01/36	1,000,000	962,380
Massachusetts Development Finance Agency,
Ogden Haverhill Project, Series B AMT	5.500	12/01/19	1,700,000	1,705,950
Massachusetts Health & Educational Facilities Authority,
Civic Investments, Prerefunded to 12-15-12 Series B	9.200	12/15/31	2,500,000	3,013,025
Massachusetts State College Building Authority,
College & University Revenue, Series A	5.500	05/01/49	1,500,000	1,644,105

Michigan 0.72%				2,264,770
Michigan Strategic Fund Ltd.,
Detroit Education	5.625	07/01/20	1,000,000	1,152,070
Michigan Strategic Fund Ltd.,
Dow Chemical Company, Series A-1 AMT (P)	6.750	12/01/28	1,000,000	1,112,700

Minnesota 0.65%				2,022,740
North Oak Senior Housing Revenue,
Presbyterian Homes North Oaks	6.000	10/01/27	1,000,000	1,016,060
St Paul Housing & Redevelopment Authority,
Carondelet Village Project, Series A	6.000	08/01/42	1,000,000	1,006,680

Mississippi 0.66%				2,053,620
Mississippi Business Finance Corp.,
System Energy Resources, Inc. Project	5.875	04/01/22	1,000,000	1,000,020
Warren County,
International Paper Company, Series A	5.800	05/01/34	1,000,000	1,053,600

Missouri 0.63%				1,968,948
Missouri Joint Municipal Electric Utility Commission,
Iatan 2 Project, Series A	6.000	01/01/39	1,000,000	1,097,380
St. Louis Airport Revenue,
Lambert St. Louis International Airport	6.625	07/01/34	800,000	871,568

Nevada 1.24%				3,872,410
Clark County Nevada Industrial Development Revenue,
Nevada Power Company Project, Series A AMT	5.600	10/01/30	3,000,000	2,904,660
Sparks Tourism Improvement District No 1:,
Sales Tax Revenue, Series A (S)	6.750	06/15/28	1,000,000	967,750

New Hampshire 0.82%				2,575,165
New Hampshire Business Finance Authority,
Public Service Company Project, Series B AMT (D)	4.750	05/01/21	1,500,000	1,515,105
New Hampshire Business Finance Authority, Series A AMT (P)	6.875	12/01/29	1,000,000	1,060,060

New Jersey 3.76%				11,769,846
New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.625	09/15/12	2,460,000	2,505,461

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

New Jersey (continued)
New Jersey Economic Development Authority,
Continental Airlines, Inc. Project AMT	6.250%	09/15/29	$1,300,000	$1,254,578
New Jersey Health Care Facilities Financing Authority,
Care Institution, Inc. Cherry Hill Project	8.000	07/01/27	1,250,000	1,257,475
New Jersey Health Care Facilities Financing Authority,
St. Peter's University Hospital , Series A	6.875	07/01/30	1,000,000	1,000,770
New Jersey State Educational Facilities Authority,
University of Medical and Dentistry	7.500	12/01/32	1,000,000	1,174,540
Tobacco Settlement Financing Corp.,
Prerefunded to 6-1-13	6.250	06/01/43	1,000,000	1,156,150
Tobacco Settlement Financing Corp., Series 1A	4.500	06/01/23	3,640,000	3,420,872

New Mexico 1.00%				3,109,950
Farmington Pollution Control,
Electric, Power & Light Revenues	5.900	06/01/40	3,000,000	3,109,950

New York 6.44%				20,126,700
Brooklyn Arena Local Development Corp.,
Barclays Center Project	6.375	07/15/43	1,000,000	1,069,450
Chautauqua County Industrial Development Agency,
Dunkirk Power Project	5.875	04/01/42	1,350,000	1,404,662
Long Island Power Authority,
Electric, Power & Light Revenues, Series A	5.750	04/01/39	2,500,000	2,809,325
Long Island Power Authority,
Electric, Power & Light Revenues, Series C (D)	5.250	09/01/29	1,475,000	1,740,471
New York City Industrial Development Agency,
7 World Trade Center, Series A	6.250	03/01/15	1,500,000	1,504,200
New York City Industrial Development Agency,
American Airlines-JFK Airport AMT	7.500	08/01/16	2,000,000	2,072,020
New York City Municipal Water Finance Authority,
Water Revenue, Series F (V)	0.026	06/15/35	300,000	300,000
New York Liberty Development Corp.,
Goldman Sachs Headquarters	5.250	10/01/35	8,250,000	8,678,670
Port Authority of New York & New Jersey,
5th Installment Special Project AMT	6.750	10/01/19	555,000	547,902

North Carolina 1.55%				4,841,000
North Carolina Capital Facilities Finance Agency,
Solid Waste Disposable Revenues	4.625	11/01/40	2,500,000	2,507,900
North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series A	5.500	01/01/26	1,000,000	1,111,340
North Carolina Eastern Municipal Power Agency,
Electric, Power & Light Revenues, Series C	6.750	01/01/24	1,000,000	1,221,760

Ohio 3.77%				11,782,726
Buckeye Ohio Tobacco Settlement Financing Authority, Series
A-2	5.875	06/01/30	3,500,000	2,841,370
Buckeye Ohio Tobacco Settlement Financing Authority, Series
A-2	5.125	06/01/24	3,870,000	3,299,523
Cleveland Ohio Airport Revenue,
Continental Airlines, Inc. Project AMT	5.375	09/15/27	2,510,000	2,195,798
Hickory Chase Community Authority,
Hickory Chase Project	7.000	12/01/38	1,000,000	653,050
Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series A (P)	5.750	06/01/33	1,500,000	1,698,345

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Ohio (continued)
Ohio Air Quality Development Authority,
FirstEnergy Solutions Corp., Series C AMT (P)	7.250%	11/01/32	$1,000,000	$1,094,640

Oklahoma 1.35%				4,219,859
Oklahoma Municipal Power Authority,
Electric, Power & Light Revenues, Series A	6.000	01/01/38	1,685,000	1,888,160
Tulsa Municipal Airport Trust Trustees,
American Airlines Project	6.250	06/01/20	1,375,000	1,306,539
Tulsa Municipal Airport Trust Trustees, Series A AMT (P)	7.750	06/01/35	1,000,000	1,025,160

Oregon 0.51%				1,587,705
Western Generation Agency,
Wauna Cogeneration Project, Series B AMT	5.000	01/01/14	1,105,000	1,104,425
Western Generation Agency,
Wauna Cogeneration Project, Series B AMT	5.000	01/01/16	500,000	483,280

Pennsylvania 4.34%				13,583,224
Allegheny County Hospital Development Authority,
West Penn Health Systems, Series A	5.000	11/15/28	1,000,000	793,220
Allegheny County Industrial Development Authority,
Environmental Improvements	6.875	05/01/30	1,000,000	1,099,370
Allegheny County Industrial Development Authority,
Environmental Improvements	5.500	11/01/16	1,000,000	1,029,920
Pennsylvania Economic Development Financing Authority,
Allegheny Energy Supply Company	7.000	07/15/39	2,500,000	2,858,424
Pennsylvania Economic Development Financing Authority,
Philadelphia Biosolids Facility	6.250	01/01/32	1,000,000	1,079,080
Pennsylvania Turnpike Commission,
Highway Revenue Tolls, Series E (Zero Coupon Steps up to
6.375% on 12-1-17)	Zero	12/01/38	5,000,000	3,797,250
Pennsylvania Turnpike Commission, Series C	Zero	12/01/38	4,000,000	882,000
Philadelphia Gas Waterworks Revenue	5.250	08/01/40	2,000,000	2,043,960

Puerto Rico 8.23%				25,720,710
Commonwealth of Puerto Rico, Series B	6.500	07/01/37	2,000,000	2,253,020
Commonwealth of Puerto Rico, Series C	6.000	07/01/39	1,000,000	1,083,250
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue, Series A	6.000	07/01/38	1,000,000	1,082,930
Puerto Rico Aqueduct & Sewer Authority,
Water Revenue , Series A (Zero Coupon Steps up to 6.125%
on 7-1-11)	Zero	07/01/24	1,500,000	1,614,810
Puerto Rico Electric Power Authority,
Electric, Power & Light Revenues, Series TT	5.000	07/01/32	1,250,000	1,285,600
Puerto Rico Electric Power Authority,
Electric, Power & Light Revenues, Series XX	5.250	07/01/40	3,000,000	3,138,150
Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A	5.750	08/01/37	3,000,000	3,206,880
Puerto Rico Sales Tax Financing Authority,
Sales Tax Revenue, Series A (Zero Coupon Steps up to
6.750% on 8-1-16)	Zero	08/01/32	3,000,000	2,589,480
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A	5.500	08/01/42	3,000,000	3,180,810
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A	Zero	08/01/33	5,000,000	1,269,550

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series A (D)	Zero	08/01/41	$5,000,000	$837,150
Puerto Rico Sales Tax Financing Corp.,
Sales Tax Revenue, Series C	5.250%	08/01/41	4,000,000	4,179,080

Rhode Island 0.15%				483,416
Tobacco Settlement Financing Corp., Series A	6.000	06/01/23	165,000	166,891
Town of Tiverton,
Mount Hope Bay Village, Series A	6.875	05/01/22	315,000	316,525

South Carolina 0.10%				319,906
Lancaster County,
Edenmoor Improvement District, Series A (H)	5.750	12/01/37	970,000	319,906

Tennessee 1.90%				5,955,097
Johnson City Health & Educational Facilities,
Mountain States Health Alliance, Prerefunded to 7-1-12,
Series A	7.500	07/01/33	1,000,000	1,128,000
Tennessee Energy Acquisition Corp.,
Natural Gas Revenue, Series C	5.000	02/01/25	4,720,000	4,827,097

Texas 12.04%				37,657,266
Bexar County Health Facilities Development Corp.,
Army Retirement Residence Project, Prerefunded to 7-1-12	6.300	07/01/32	150,000	166,313
Brazos Harbor Industrial Development Corp.,
Dow Chemical Company Project AMT (P)	5.900	05/01/38	1,500,000	1,551,192
Brazos River Authority,
TXU Energy Company, Series A AMT	7.700	04/01/33	2,500,000	1,175,000
Guadalupe-Blanco River Authority,
E.I. Dupont De Nemours Project AMT	6.400	04/01/26	1,000,000	1,001,720
Gulf Coast Industrial Development Authority,
CITGO Petroleum Corp. AMT	8.000	04/01/28	2,100,000	2,149,245
Gulf Coast Waste Disposal Authority,
International Paper Company, Series A AMT	6.100	08/01/24	1,500,000	1,523,160
Harris County Health Facilities Development Corp.,
Memorial Hermann Healthcare., Series B	7.250	12/01/35	1,000,000	1,158,540
Matagorda County Navigation District,
Electric, Power & Light Revenues, Series A	6.300	11/01/29	1,000,000	1,111,600
Metro Health Facilities Development Corp.,
Wilson N. Jones Memorial Hospital Project, Prerefunded to
1-1-11	7.250	01/01/31	1,000,000	1,020,860
Mission Economic Development Corp.,
Allied Waste, Inc. Project, Series A AMT	5.200	04/01/18	1,500,000	1,513,875
Mission Economic Development Corp.,
Waste Management, Inc. Project AMT (P)	6.000	08/01/20	975,000	1,062,146
North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	02/01/23	2,000,000	2,169,880
North Texas Tollway Authority,
Highway Revenue Tolls, Series A	6.250	01/01/39	3,000,000	3,343,620
North Texas Tollway Authority,
Highway Revenue Tolls, Series C	5.250	01/01/44	3,500,000	3,582,740
North Texas Tollway Authority,
Highway Revenue Tolls, Series F	5.750	01/01/38	4,500,000	4,792,770
North Texas Tollway Authority,
Highway Revenue Tolls, Series K-2	6.000	01/01/38	1,000,000	1,093,760

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

		Maturity	Par value
	Rate	date		Value
Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp.,
Air Force Retirement Facility	6.375%	11/15/44	$2,000,000	$2,054,940
Texas Municipal Gas Acquisition & Supply Corp.,
Natural Gas Revenue, Series D	6.250	12/15/26	5,500,000	6,141,685
Travis County Health Facilities Development Corp.,
Westminster Manor	7.000	11/01/30	1,000,000	1,044,220

Virgin Islands 0.36%				1,128,640
Virgin Islands Public Finance Authority, Series A	6.750	10/01/37	1,000,000	1,128,640

Virginia 0.74%				2,326,440
Washington County Industrial Development Authority,
Mountain States Health Alliance, Series C	7.750	07/01/38	2,000,000	2,326,440

Washington 0.34%				1,060,440
Washington Health Care Facilities Authority,
Swedish Health Services, Series A	6.500	11/15/33	1,000,000	1,060,440

West Virginia 0.33%				1,020,860
West Virginia Economic Development Authority,
Appalachian Power Company, Series A (P)	5.375	12/01/38	1,000,000	1,020,860

Wisconsin 0.25%				794,978
Wisconsin Health & Educational Facilities Authority,
St. John’s Community, Inc., Series A	7.625	09/15/39	750,000	794,978

Wyoming 0.64%				2,003,140
Sweetwater County,
FMC Corp. Project AMT	5.600	12/01/35	2,000,000	2,003,140

Corporate Bonds 0.34%				$1,078,010
(Cost $1,000,000)

Thrifts & Mortgage Finance 0.34%				1,078,010
Centerline Equity Issuer Trust (S)	6.000	05/15/19	$1,000,000	1,078,010

Short-Term Investments 3.35%				$10,479,000
(Cost $10,479,000)

			Par value	Value
Repurchase Agreement 3.35%				10,479,000
Repurchase Agreement with State Street Corp. dated 8-31-10 at 0.010% to be repurchased at $10,479,003 on 9-1-10, collateralized by $10,665,000 U.S. Treasury
Notes, 0.625% due 7-31-12 (valued at $10,691,663, including interest)			$10,479,000	10,479,000

Total investments (Cost $284,109,655)† 99.84%				$312,201,352

Other assets and liabilities, net 0.16%				$495,704

Total net assets 100.00%				$312,697,056

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal
Alternative Minimum Tax.

High Yield Municipal Bond Fund
As of 8-31-10 (Unaudited)

(D)	Bond is insured by one of the following companies:
	Insurance coverage	As a % of total investments
	Assured Guaranty Corp.	0.75%
	Assured Guaranty Municipal Corp.	3.48%
	CIFG Holding Ltd.	1.18%
	National Public Finance Guarantee Corp.	2.06%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(V) Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rate as of 8-31-10.

† At 8-31-10, the aggregate cost of investment securities for federal income tax purposes was $282,688,596. Net unrealized appreciation aggregated $29,512,756, of which $31,826,537 related to appreciated investment securities and $2,313,781 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of total net assets on 8-31-10:

General Obligation Bonds	2%
Revenue Bonds
Development	17%
Pollution	10%
Transportation	9%
Health Care	9%
Power	8%
Airport	6%
Water & Sewer	5%
Education	4%
Tobacco	1%
Utilities	1%
Other Revenue	24%
Short-Term Investments and Other	4%

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the three month period ended August 31, 2010, all investments are categorized as Level 2 under the hierarchy described above.

During the three month period ended August 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. and foreign fixed-income securities rated below investment grade. Investments in high yield securities involve greater degrees of credit and market risk than investments in higher rated securities and tend to be more sensitive to market conditions.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.

590Q1 8/10
10/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: October 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	October 27, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 27, 2010